INVESTMENT IN ASSOCIATED COMPANY (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT IN ASSOCIATED COMPANY
Percentage of share in the Joint Venture	46.00%
Amount of initial funds	$ 6,501				$ 6,501
Share in losses of associated company		$ 6	$ 22	$ 143	$ 81